Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Net loss	$ (16,661)	$ (51,527)
Weighted average number of ordinary shares outstanding	76,821,726	76,721,667
Net loss per share, basic (in USD per share)	$ (0.22)	$ (0.67)
Net loss per share, diluted (in dollars per share)	$ (0.22)	$ (0.67)